GEOGRAPHIC AND CUSTOMER INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Summary of reportable segments
	Six Months Ended June 30,
	2024	2023

Europe, Middle East and Africa (*)	$13,181	$1,640
North America (**)	451	576
Asia Pacific	89	260

	$13,721	$2,476